Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Clinical	$ 1,231	$ 470
Payroll and employee-related costs	875	963	768
Manufacturing	616	210
Research and development costs		756	2,827
Professional fees	225	320
Other		584	382
Other	288	340
Total	$ 3,235	$ 2,303	$ 3,977